STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)
Beginning balance at Jul. 20, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jul. 20, 2020		0	0
Net income (loss)	(777,344)
Ending balance at Sep. 30, 2020	5,000,004
Beginning balance at Jul. 20, 2020	0	$ 0	$ 0	0	0
Beginning balance, shares at Jul. 20, 2020		0	0
Issuance of ordinary shares to Sponsor	25,000		$ 719	24,281
Issuance of ordinary shares to Sponsor, Shares			7,187,500
Sale of units in initial public offering, gross	237,500,000	$ 2,500		237,497,500
Sale of units in initial public offering, gross, shares		25,000,000
Offering costs	(13,646,752)			(13,646,752)
Forfeiture of Class B ordinary shares			$ (94)	94
Forfeiture of Class B ordinary shares, Shares			(937,500)
Shares subject to possible redemption	(215,583,980)	$ (2,156)		(215,581,824)
Shares subject to possible redemption, shares		(21,558,398)
Net income (loss)	(3,294,265)	$ 3,841			(3,294,265)
Ending balance at Dec. 31, 2020	5,000,003	$ 344	$ 625	8,293,299	(3,294,265)
Ending balance, shares at Dec. 31, 2020		3,441,602	6,250,000
Shares subject to possible redemption	(9,238,960)	$ (92)		(8,293,299)	(945,569)
Shares subject to possible redemption, shares		(923,896)
Net income (loss)	9,238,963				9,238,963
Ending balance at Mar. 31, 2021	5,000,006	$ 252	$ 625		4,999,129
Ending balance, shares at Mar. 31, 2021		2,517,706	6,250,000
Beginning balance at Dec. 31, 2020	5,000,003	$ 344	$ 625	8,293,299	(3,294,265)
Beginning balance, shares at Dec. 31, 2020		3,441,602	6,250,000
Net income (loss)	2,454,357	$ 6,514
Ending balance at Jun. 30, 2021	5,000,010	$ 320	$ 625	6,784,542	(1,785,477)
Ending balance, shares at Jun. 30, 2021		3,196,167	6,250,000
Beginning balance at Mar. 31, 2021	5,000,006	$ 252	$ 625		4,999,129
Beginning balance, shares at Mar. 31, 2021		2,517,706	6,250,000
Shares subject to possible redemption	6,784,610	$ 68		6,784,542
Shares subject to possible redemption, shares		678,461
Net income (loss)	(6,784,606)	$ 3,293			(6,784,606)
Ending balance at Jun. 30, 2021	$ 5,000,010	$ 320	$ 625	$ 6,784,542	$ (1,785,477)
Ending balance, shares at Jun. 30, 2021		3,196,167	6,250,000